UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21669

Cohen & Steers VIF Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS VIF REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value
COMMON STOCK 86.0%
DIVERSIFIED 4.0%
Douglas Emmett	4,200	$92,652
Vornado Realty Trust	2,884	248,629
Washington REIT	600	20,052
		361,333
HEALTH CARE 4.7%
Health Care REIT	1,893	85,431
Nationwide Health Properties	1,000	33,750
Ventas	6,759	303,547
		422,728
HOTEL 6.9%
Host Hotels & Resorts	13,192	210,017
LaSalle Hotel Properties	4,754	136,582
Starwood Hotels & Resorts Worldwide	2,938	152,041
Strategic Hotels & Resorts	4,023	52,822
Sunstone Hotel Investors	4,156	66,538
		618,000
INDUSTRIAL 4.3%
AMB Property Corp.	1,166	63,454
ProLogis	5,441	320,257
		383,711
OFFICE 12.8%
BioMed Realty Trust	4,552	108,747
Boston Properties	3,579	329,519
Brookfield Properties Corp.	4,109	79,345
DuPont Fabros Technology	3,166	52,207
Forest City Enterprises	1,800	66,240
Kilroy Realty Corp.	1,399	68,705
Mack-Cali Realty Corp.	2,826	100,916
Maguire Properties	3,300	47,223

	Number of Shares	Value
SL Green Realty Corp.	3,629	$295,655
		1,148,557
OFFICE/INDUSTRIAL 3.3%
EastGroup Properties	1,717	79,772
Liberty Property Trust	3,980	123,818
PS Business Parks	1,860	96,534
		300,124
RESIDENTIAL 13.6%
APARTMENT 11.8%
Apartment Investment & Management Co.	3,629	129,954
AvalonBay Communities	3,024	291,876
BRE Properties	4,763	217,002
Camden Property Trust	900	45,180
Equity Residential	4,048	167,952
Essex Property Trust	541	61,663
Home Properties	1,303	62,531
UDR	3,484	85,428
		1,061,586
MANUFACTURED HOME 1.8%
Equity Lifestyle Properties	3,256	160,749
TOTAL RESIDENTIAL		1,222,335

SELF STORAGE 6.0%
Extra Space Storage	1,773	28,705
Public Storage	5,161	457,368
U-Store-It Trust	4,700	53,251
		539,324
SHOPPING CENTER 28.9%
COMMUNITY CENTER 11.9%
Developers Diversified Realty Corp.	5,602	234,612
Equity One	2,500	59,925
Federal Realty Investment Trust	4,238	330,352
Kimco Realty Corp.	3,350	131,219

		Number of Shares	Value
Regency Centers Corp.		4,854	$314,345
			1,070,453
REGIONAL MALL 17.0%
General Growth Properties		10,447	398,762
Macerich Co.		4,686	329,285
Simon Property Group		7,133	662,727
Taubman Centers		2,768	144,213
			1,534,987
TOTAL SHOPPING CENTER			2,605,440

SPECIALTY 1.5%
Plum Creek Timber Co.		3,327	135,409

TOTAL INVESTMENTS (Identified cost—$7,040,339)	86.0%		7,736,961

OTHER ASSETS IN EXCESS OF LIABILITIES	14.0%		1,260,854

NET ASSETS (Equivalent to $12.35 per share based on 728,434 shares of common stock outstanding)	100.0%		$8,997,815

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$7,736,961	$7,736,961	$—	$—

Note 2. Subsequent Event

On March 11, 2008, the Board of Directors of Cohen & Steers VIF Realty Fund, Inc. (the “Fund”) considered and approved a proposal to effect a liquidating redemption of all shares of the Fund. The liquidating redemption occurred on April 30, 2008 and the fund ceased operations.

Note 3. Income Tax Information

As of March 31, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$899,605
Gross unrealized depreciation	(202,983)
Net unrealized appreciation	$696,622

Cost for federal income tax purposes	$7,040,339

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS VIF REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin	Name: James Giallanza
	Title: President and principal	Title: Treasurer and principal
	executive officer	financial officer

Date: May 30, 2008